Stock-Based Compensation - Additional Information (Detail)		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2020 USD ($) shares	Jul. 31, 2020 USD ($) shares	Jul. 31, 2019 USD ($)	Jul. 31, 2020 USD ($) $ / shares shares	Jul. 31, 2019 USD ($)	Jan. 31, 2020 USD ($) $ / shares shares	Jan. 31, 2019 USD ($) $ / shares shares	Jan. 31, 2018 USD ($) $ / shares shares
Unrecognized compensation costs period for recognition	3 years 6 months 7 days
Unrecognized compensation costs | $	$ 30,700,000	$ 30,700,000		$ 30,700,000
Share-based payment arrangement expense | $		13,269,000	$ 2,492,000	$ 14,320,000	$ 3,601,000	$ 5,745,000	$ 4,095,000	$ 3,826,000
Share-based Payment Arrangement
Number of equity plans						2
Options expire period						0
Share-based Payment Arrangement | Employees, Non-employee Directors and Consultants
Options expire period						0
Share-based Payment Arrangement | Maximum
Number of shares authorized (in shares)						9,000,000
Exercise price of options, percentage of fair market value of common stock						100.00%
Share-based Payment Arrangement | 2014 Equity Incentive Plan
Number of shares authorized (in shares)						15,025,666
Number of additional shares authorized (in shares)							6,797,476
Award vesting period						4 years
Share-based Payment Arrangement | 2019 Equity Incentive Plan
Number of shares authorized (in shares)						1,500,000
Number of additional shares authorized (in shares)				15,250,000
Percent increase in aggregate shares				5.00%
Share-based Payment Arrangement | 2019 Equity Incentive Plan | Maximum
Number of shares authorized (in shares)						7,500,000
Restricted Stock Units (RSUs)
Award vesting period				4 years		4 years
Options expire period						0
Unrecognized compensation costs | $								$ 19,600,000
RSUs granted				1,120,054				948,119
Weighted-average grant date fair value | $ / shares				$ 20.07				$ 21.75
RSUs vested				17,500				0
RSUs forfeited or cancelled				9,580				0
Intrinsic value of unvested restricted stock units | $								$ 0.0
Award vesting rights, percentage				25.00%
Share-based payment arrangement expense | $				$ 12,200,000
Stock Option
Award vesting period						4 years
Unrecognized compensation costs period for recognition	1 year 6 months 10 days					4 years
Grant date weighted average fair value of options issued, net of forfeitures, | $ / shares						$ 6.74	$ 5.36	$ 2.13
Stock options granted						353,900
Unrecognized compensation costs | $	$ 5,500,000	$ 5,500,000		$ 5,500,000				$ 7,600,000
Stock Option | Maximum
Award vesting period						10 years
Stock Option | Minimum
Award vesting period						4 years		1 year 7 months 24 days
Employee Stock | Employee Stock Purchase Plan
Number of shares authorized (in shares)	1,800,000	1,800,000		1,800,000
Percent increase in aggregate shares				1.00%
Purchase price of common stock, percent				85.00%